UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Tax-Free Cash Central Fund

August 31, 2015

1.805752.111
TFC-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 99.5%
	Principal Amount	Value
Alaska - 1.2%
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.):
Series 1993 B, 0.01% 9/1/15, VRDN (a)	$1,100,000	$1,100,000
Series 1993 C, 0.01% 9/1/15, VRDN (a)	6,835,000	6,835,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.01% 9/8/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	5,900,000	5,900,000
		13,835,000
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 F, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	3,765,000	3,765,000
California - 6.2%
California Gen. Oblig. Series 2004 A1, 0.01% 9/1/15, LOC Citibank NA, VRDN (a)	2,900,000	2,900,000
California Infrastructure & Econ. Dev. Bank Rev.:
(Pacific Gas & Elec. Co. Proj.) Series 2009 D, 0.01% 9/1/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,075,000	6,075,000
(Pacific Gas and Elec. Co. Proj.):
Series 2009 A, 0.01% 9/1/15, LOC MUFG Union Bank NA, VRDN (a)	3,150,000	3,150,000
Series 2009 B, 0.01% 9/1/15, LOC MUFG Union Bank NA, VRDN (a)	4,735,000	4,735,000
Series 2009 C, 0.01% 9/1/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	14,800,000	14,800,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	15,300,000	15,300,000
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000,000	2,000,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.01% 9/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,800,000	4,800,000
Irvine Unified School District Cmnty. Facilities District Series 2014 C, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,100,000	2,100,000
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B1, 0.01% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	1,400,000	1,400,000
Richmond Wastewtr. Rev. Series 2008 A, 0.01% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)	10,000,000	10,000,000
		70,260,000
Connecticut - 3.0%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.):
Series U1, 0.01% 9/8/15, VRDN (a)	4,250,000	4,250,000
Series U2, 0.01% 9/8/15, VRDN (a)	19,900,000	19,900,000
Series V1, 0.01% 9/1/15, VRDN (a)	5,325,000	5,325,000
Connecticut Hsg. Fin. Auth. Series 2009 A1, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,230,000	5,230,000
		34,705,000
District Of Columbia - 2.8%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.08% 9/8/15, LOC Bank of America NA, VRDN (a)	6,400,000	6,400,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	870,000	870,000
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2007 B1, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2009 D1, 0.02% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	8,900,000	8,900,000
Series 2009 D2, 0.01% 9/1/15, LOC TD Banknorth, NA, VRDN (a)	14,070,000	14,070,000
		31,740,000
Florida - 8.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	35,100,000	35,100,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)	4,460,000	4,460,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	27,800,000	27,800,000
Miami-Dade County Series 2014 A, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,400,000	1,400,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.02% 9/8/15, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A1, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	12,800,000	12,800,000
Series 2009 A2, 0.01% 9/8/15, LOC Northern Trust Co., VRDN (a)	1,900,000	1,900,000
Series 2009 A3, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	10,275,000	10,275,000
		100,135,000
Georgia - 1.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	1,240,000	1,240,000
Series 2005 B, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	1,875,000	1,875,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.03% 9/8/15, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.02% 9/8/15, LOC Branch Banking & Trust Co., VRDN (a)	5,670,000	5,670,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
		13,550,000
Illinois - 5.3%
Chicago Wtr. Rev. Series 2004 A1, 0.1% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,000,000	4,000,000
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	6,800,000	6,800,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	7,200,000	7,200,000
Series 2010 A, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	3,600,000	3,600,000
Series 2010 B, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	11,400,000	11,400,000
Participating VRDN Series Putters 3302, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,995,000	5,995,000
Illinois Gen. Oblig.:
Series 2003 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	11,700,000	11,700,000
Series 2003 B3, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 1B, 0.02% 9/8/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	3,600,000	3,600,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	4,500,000	4,500,000
		59,795,000
Indiana - 1.0%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.01% 9/1/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	7,940,000	7,940,000
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	3,740,000	3,740,000
		11,680,000
Iowa - 2.2%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	10,635,000	10,635,000
Series 2009 B, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	11,160,000	11,160,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,100,000	3,100,000
		24,895,000
Kansas - 0.9%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000,000	2,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,855,000	7,855,000
		9,855,000
Kentucky - 0.9%
Louisville & Jefferson County Series 2011 B, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	10,500,000	10,500,000
Louisiana - 3.8%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.01% 9/1/15, VRDN (a)	1,670,000	1,670,000
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)	4,800,000	4,800,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.02% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	2,800,000	2,800,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.01% 9/8/15, VRDN (a)	7,100,000	7,100,000
Series 2009 A, 0.01% 9/8/15, VRDN (a)	17,400,000	17,400,000
(C-Port LLC Proj.) Series 2008, 0.06% 9/8/15, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.01% 9/1/15, VRDN (a)	7,500,000	7,500,000
		43,670,000
Maryland - 1.9%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.01% 9/8/15, VRDN (a)	21,160,000	21,160,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	800,000	800,000
		21,960,000
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev. (New England Deaconess Assoc. Proj.) Series 2011 B, 0.04% 9/8/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	600,000	600,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Harvard Univ. Proj.) Series R, 0.01% 9/1/15, VRDN (a)	2,550,000	2,550,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Series MS 3228X, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500,000	2,500,000
		6,650,000
Michigan - 1.1%
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.01% 9/1/15, LOC Comerica Bank, VRDN (a)	7,500,000	7,500,000
Univ. of Michigan Rev. Series 2012 D2, 0.02% 9/8/15, VRDN (a)	3,630,000	3,630,000
		12,130,000
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	11,915,000	11,915,000
Mississippi - 2.5%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.01% 9/1/15, VRDN (a)	1,750,000	1,750,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.01% 9/1/15 (Chevron Corp. Guaranteed), VRDN (a)	11,200,000	11,200,000
Series 2007 C, 0.01% 9/1/15 (Chevron Corp. Guaranteed), VRDN (a)	12,350,000	12,350,000
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(b)	3,600,000	3,600,000
		28,900,000
Missouri - 4.1%
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,600,000	1,600,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,600,000	4,600,000
(Saint Louis Univ. Proj.):
Series 1999 B, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,520,000	15,520,000
Series 2008 A2, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	6,730,000	6,730,000
Series 2008 B2, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	2,300,000	2,300,000
(Washington Univ. Proj.) Series 2003 B, 0.01% 9/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	4,350,000	4,350,000
Series 2011 B, 0.01% 9/1/15, LOC Northern Trust Co., VRDN (a)	1,800,000	1,800,000
Series 2012, 0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	7,500,000	7,500,000
Series 2013 B, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	2,335,000	2,335,000
		46,735,000
New York - 24.1%
New York City Gen. Oblig.:
Series 2006 H1, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,000,000	5,000,000
Series 2006 I5, 0.01% 9/1/15 (Liquidity Facility Bank of New York, New York), VRDN (a)	5,900,000	5,900,000
Series 2006 I8, 0.01% 9/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	5,400,000	5,400,000
Series 2008 L4, 0.01% 9/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	7,905,000	7,905,000
Series 2013 A2, 0.01% 9/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	3,700,000	3,700,000
Series 2014 D3, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,730,000	6,730,000
Series 2104 1, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,350,000	3,350,000
Series D5, 0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	12,450,000	12,450,000
Series H2, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,130,000	6,130,000
New York City Health & Hosp. Corp. Rev. Series 2008 B, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	6,650,000	6,650,000
New York City Hsg. Dev. Corp. Residential Rev. (Montefiore Med. Ctr. Proj.) Series 1993 A, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	6,200,000	6,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2006 AA, 0.01% 9/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	11,000,000	11,000,000
Series 2006 AA-1B, 0.01% 9/1/15 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	1,525,000	1,525,000
Series 2009 BB1, 0.01% 9/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,390,000	8,390,000
Series 2009 BB2, 0.01% 9/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	19,770,000	19,770,000
Series 2014 AA:
0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,500,000	4,500,000
0.01% 9/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	4,750,000	4,750,000
0.01% 9/1/15 (Liquidity Facility TD Banknorth, NA), VRDN (a)	3,400,000	3,400,000
Series 2015 BB, 0.01% 9/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	3,100,000	3,100,000
New York City Transitional Fin. Auth. Rev.:
Series 2001 A, 0.01% 9/8/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,100,000	6,100,000
Series 2003 A2, 0.01% 9/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	8,600,000	8,600,000
Series 2003 C1, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,515,000	4,515,000
Series 2003 C4, 0.01% 9/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,450,000	8,450,000
Series 2013 A5, 0.01% 9/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	15,900,000	15,900,000
Series 2014 D4, 0.01% 9/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,310,000	7,310,000
Series 2015 A4, 0.01% 9/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,100,000	2,100,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.):
Series 2009 A, 0.02% 9/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,500,000	1,500,000
Series 2009 B, 0.02% 9/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,040,000	8,040,000
Series 2013 A, 0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	22,260,000	22,260,000
Series 2014 A:
0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	1,420,000	1,420,000
0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
Series 2015 A, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	3,650,000	3,650,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.01% 9/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	43,560,000	43,560,000
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	3,300,000	3,300,000
Triborough Bridge & Tunnel Auth. Revs. Series 2003 B1, 0.01% 9/8/15, LOC PNC Bank NA, VRDN (a)	8,400,000	8,400,000
		274,455,000
North Carolina - 6.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2005 C, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,300,000	1,300,000
Series 2005 D, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,000,000	3,000,000
Series 2007 E, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	12,100,000	12,100,000
Series B, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	14,355,000	14,355,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series 15 XF0095, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,160,000	2,160,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	18,300,000	18,300,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	9,285,000	9,285,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.02% 9/8/15, LOC Cr. Industriel et Commercial, VRDN (a)	1,200,000	1,200,000
Wake County Gen. Oblig.:
Series 2003 B, 0.02% 9/8/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	11,200,000	11,200,000
Series 2003 C, 0.02% 9/8/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	4,500,000	4,500,000
		77,400,000
Ohio - 5.2%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	24,250,000	24,250,000
Series 2010 C, 0.01% 9/1/15, LOC MUFG Union Bank NA, VRDN (a)	5,900,000	5,900,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Ohio State Univ. Gen. Receipts Series 2010 E, 0.01% 9/8/15, VRDN (a)	26,300,000	26,300,000
		58,750,000
Oregon - 1.1%
Oregon Health and Science Univ. Spl. Rev. Series 2012 C, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	12,990,000	12,990,000
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	5,700,000	5,700,000
Allegheny County Indl. Dev. Auth. Rev. (Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.03% 9/8/15, LOC PNC Bank NA, VRDN (a)	1,830,000	1,830,000
Haverford Township School District Series 2009, 0.02% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	6,825,000	6,825,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.01% 9/8/15, LOC Royal Bank of Canada, VRDN (a)	2,000,000	2,000,000
Somerset County Gen. Oblig. Series 2009 C, 0.03% 9/8/15, LOC PNC Bank NA, VRDN (a)	1,400,000	1,400,000
		17,755,000
Rhode Island - 0.2%
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,300,000	2,300,000
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
Tennessee - 2.6%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	1,305,000	1,305,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.02% 9/8/15, LOC Branch Banking & Trust Co., VRDN (a)	700,000	700,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2004, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	6,800,000	6,800,000
Series 2006, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	17,100,000	17,100,000
		29,105,000
Texas - 5.4%
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
Gulf Coast Indl. Dev. Auth. Te Rev. (ExxonMobil Proj.) Series 2012, 0.01% 9/1/15, VRDN (a)	16,860,000	16,860,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	3,105,000	3,105,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. 0.01% 9/1/15, VRDN (a)	4,000,000	4,000,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)	7,800,000	7,800,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(b)	2,960,000	2,960,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2010 A, 0.03% 9/8/15 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 0.03% 9/8/15 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B2, 0.01% 9/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	16,700,000	16,700,000
		62,025,000
Virginia - 0.8%
Loudoun County Indl. Dev. Auth. Series 2013 A, 0.01% 9/8/15, VRDN (a)	4,200,000	4,200,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.01% 9/1/15, LOC Bank of New York, New York, VRDN (a)	4,990,000	4,990,000
		9,190,000
Washington - 1.7%
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(b)	15,275,000	15,275,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	2,190,000	2,190,000
Washington Gen. Oblig. Participating VRDN Series Clipper 05 39, 0.02% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	1,570,000	1,570,000
		19,035,000
Wyoming - 0.8%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.01% 9/1/15 (Chevron Corp. Guaranteed), VRDN (a)	9,510,000	9,510,000
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,134,190,000)		1,134,190,000
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,135,565
NET ASSETS - 100%		$1,139,325,565

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At August 31, 2015 the Cost for Federal Income Tax Purposes was $1,134,190,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Cash Central Fund

August 31, 2015

1.805760.111
TCC-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 12.3%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 12.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/1/15 to 10/1/15	0.17 to 0.20%	$1,465,000,000	$1,465,000,000
Landesbank Baden-Wuerttemberg New York Branch
9/2/15 to 9/3/15	0.18	1,441,000,000	1,441,000,000
Sumitomo Mitsui Banking Corp.
9/22/15 to 12/2/15	0.29 to 0.35	1,419,000,000	1,419,000,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $4,325,000,000)			4,325,000,000

Treasury Debt - 2.4%
U.S. Treasury Obligations - 2.4%
U.S. Treasury Bills
10/1/15	0.14	700,000,000	699,921,250
U.S. Treasury Notes
3/31/16	0.27	134,000,000	134,077,921
TOTAL TREASURY DEBT
(Cost $833,999,171)			833,999,171

Government Agency Debt - 28.7%
Federal Agencies - 28.7%
Fannie Mae
10/21/15	0.19 (b)	340,000,000	339,995,253
Federal Home Loan Bank
9/2/15 to 10/27/16	0.08 to 0.21 (b)	8,136,800,000	8,135,657,723
Freddie Mac
7/21/16 to 1/13/17	0.14 to 0.20 (b)	1,571,000,000	1,570,859,060
TOTAL GOVERNMENT AGENCY DEBT
(Cost $10,046,512,036)			10,046,512,036

Other Instrument - 11.7%
Corporate Bonds - 0.5%
International Bank for Reconstruction & Development
10/5/15	0.14	180,000,000	179,976,200
Time Deposits - 11.2%
Bank of New York Mellon (TD)
9/1/15	0.06	115,000,000	115,000,000
Citibank NA
9/1/15	0.09	484,000,000	484,000,000
Credit Agricole CIB
9/1/15	0.09	1,380,000,000	1,380,000,000
Natixis SA
9/1/15	0.07	1,728,000,000	1,728,000,000
Svenska Handelsbanken AB
9/1/15	0.07	200,000,000	200,000,000
			3,907,000,000
TOTAL OTHER INSTRUMENT
(Cost $4,086,976,200)			4,086,976,200

Government Agency Repurchase Agreement - 1.5%
	Maturity Amount	Value
In a joint trading account at:
0.07% dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) #	$85,076,165	$85,076,000
0.14% dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) #	158,081,626	158,081,000
With BNP Paribas Securities Corp. at 0.11%, dated 7/17/15 due 9/2/15 (Collateralized by U.S. Government Obligations valued at $287,034,472, 0% - 9.25%, 9/21/15 - 8/01/45)	281,040,355	281,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $524,157,000)		524,157,000

Treasury Repurchase Agreement - 37.4%
With:
Federal Reserve Bank of New York at 0.05%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Treasury Obligations valued at $10,200,014,187, 1.13% - 3.63%, 10/31/18 - 8/15/43)	10,200,014,167	10,200,000,000
J.P. Morgan Securities, LLC at 0.08%, dated 8/25/15 due 9/1/15 (Collateralized by U.S. Treasury Obligations valued at:
$519,009,212, 0.25% - 2.00%, 4/15/16 - 2/15/23	500,007,778	500,000,000
$510,011,439, 0.25% - 2.00%, 4/15/16 - 2/28/21	500,007,778	500,000,000
$510,010,317, 0.25% - 2.13%, 12/31/15 - 8/31/21	500,007,778	500,000,000
$510,010,253, 0.25% - 8.75%, 12/31/15 - 8/15/45)	500,007,778	500,000,000
Mizuho Securities U.S.A., Inc. at 0.13%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Treasury Obligations valued at $926,487,787, 1.63% - 2.75%, 1/07/16 - 2/15/24)	907,003,275	907,000,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $13,107,000,000)		13,107,000,000

Other Repurchase Agreement - 2.5%
With:
Credit Suisse Securities (U.S.A.) LLC at 0.83%, dated:
4/10/15 due 9/14/15 (Collateralized by U.S. Government Obligations valued at $115,111,316, 0.44% - 10.16%, 10/25/28 - 6/25/55)	111,401,789	111,000,000
4/30/15 due 9/28/15 (Collateralized by Corporate Obligations valued at $316,257,266, 0.32% - 8.40%, 6/15/25 - 6/25/47)	293,016,566	292,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.89%, dated 8/24/15 due 11/23/15 (Collateralized by Equity Securities valued at $124,224,568)	115,258,718	115,000,000
Wells Fargo Securities, LLC at:
0.8%, dated 7/27/15 due 10/27/15 (Collateralized by Corporate Obligations valued at $212,456,921, 1.63% - 3.75%, 9/15/15 - 5/01/16)	200,408,889	200,000,000
0.83%, dated 6/9/15 due 9/11/15 (Collateralized by Corporate Obligations valued at $159,035,629, 1.63% - 5.25%, 5/01/16 - 12/15/35)	150,325,083	150,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $868,000,000)		868,000,000
	Shares	Value

Interfund Loans - 0.1%
With:
Fidelity Emerging Markets Fund at .35% due 9/1/15(c)	18,468,000	18,468,000
Fidelity Growth & Income Portfolio at .35% due 9/1/15(c)	6,770,000	6,770,000
Fidelity Large Cap Stock Fund at .35% due 9/1/15(c)	5,199,000	5,199,000
TOTAL INTERFUND LOANS
(Cost $30,437,000)		30,437,000
TOTAL INVESTMENT PORTFOLIO - 96.6%
(Cost $33,822,081,407)		33,822,081,407
NET OTHER ASSETS (LIABILITIES) - 3.4%		1,194,683,772
NET ASSETS - 100%		$35,016,765,179

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Loan is with an affiliated fund.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$85,076,000 due 9/01/15 at 0.07% 85,076,000
Citigroup Global Markets, Inc.	$85,076,000
$158,081,000 due 9/01/15 at 0.14% 158,081,000
Citibank NA	$22,657,965
J.P. Morgan Securities, Inc.	30,210,621
Merrill Lynch, Pierce, Fenner & Smith, Inc.	21,145,078
Societe Generale	26,667,157
Wells Fargo Securities LLC	57,400,179
$158,081,000

Income Tax Information

At August 31, 2015 the cost for Federal Income Tax Purposes was $33,822,081,407.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Securities Lending Cash Central Fund

August 31, 2015

1.805768.111
CCC-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 13.8%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 13.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/1/15 to 10/1/15	0.17 to 0.20%	$993,000,000	$993,000,000
Landesbank Baden-Wuerttemberg New York Branch
9/18/15	0.28	945,000,000	945,000,000
Sumitomo Mitsui Banking Corp.
9/22/15 to 12/2/15	0.29 to 0.35	1,129,000,000	1,129,000,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,067,000,000)			3,067,000,000

Treasury Debt - 0.9%
U.S. Treasury Obligations - 0.9%
U.S. Treasury Bills
10/1/15
(Cost $199,978,333)	0.13	200,000,000	199,978,333

Government Agency Debt - 41.6%
Federal Agencies - 41.6%
Fannie Mae
10/21/15	0.19 (b)	160,000,000	159,997,766
Federal Home Loan Bank
9/2/15 to 10/27/16	0.07 to 0.21 (b)	7,882,950,000	7,881,966,005
Freddie Mac
7/21/16 to 1/13/17	0.14 to 0.20 (b)	1,239,000,000	1,238,908,873
TOTAL GOVERNMENT AGENCY DEBT
(Cost $9,280,872,644)			9,280,872,644

Other Instrument - 7.3%
Corporate Bonds - 0.5%
International Bank for Reconstruction & Development
10/5/15	0.14	120,000,000	119,984,133
Time Deposits - 6.8%
Citibank NA
9/1/15	0.09	316,000,000	316,000,000
Credit Agricole CIB
9/1/15	0.09	1,129,000,000	1,129,000,000
Natixis SA
9/1/15	0.07	72,000,000	72,000,000
			1,517,000,000
TOTAL OTHER INSTRUMENT
(Cost $1,636,984,133)			1,636,984,133

Government Agency Repurchase Agreement - 2.0%
	Maturity Amount	Value
In a joint trading account at 0.14% dated 8/31/15 due 9/1/15:
(Collateralized by U.S. Government Obligations) #	$227,226,864	$227,226,000
(Collateralized by U.S. Government Obligations) #	2,201,009	2,201,000
With BNP Paribas Securities Corp. at 0.11%, dated 7/17/15 due 9/2/15 (Collateralized by U.S. Government Obligations valued at $223,488,951, 0.00% - 8.10%, 9/11/15 - 8/01/45)	219,031,451	219,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $448,427,000)		448,427,000

Treasury Repurchase Agreement - 26.3%
With:
BNP Paribas Securities Corp. at 0.1%, dated:
8/24/15 due 9/8/15 (Collateralized by U.S. Treasury Obligations valued at $481,450,700, 0.00% - 9.25%, 11/12/15 - 2/15/40)	472,019,667	472,000,000
8/28/15 due 9/8/15 (Collateralized by U.S. Treasury Obligations valued at $118,380,500, 0.15% - 6.63%, 7/31/17 - 2/15/45)	115,006,708	115,000,000
Federal Reserve Bank of New York at 0.05%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Treasury Obligations valued at $4,200,005,903, 2.25% - 3.13%, 3/31/16 - 4/30/17)	4,200,005,833	4,200,000,000
J.P. Morgan Securities, LLC at 0.08%, dated 8/25/15 due 9/1/15 (Collateralized by U.S. Treasury Obligations valued at $510,010,272, 0.38% - 6.38%, 5/31/16 - 8/15/27)	500,007,778	500,000,000
Mizuho Securities U.S.A., Inc. at 0.13%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Treasury Obligations valued at $607,720,747, 0.25% - 2.88%, 12/31/15 - 11/15/22)	593,002,141	593,000,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $5,880,000,000)		5,880,000,000

Other Repurchase Agreement - 4.5%
Other Repurchase Agreement - 4.5%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.83%, dated 4/10/15 due 9/14/15 (Collateralized by U.S. Government Obligations valued at $64,072,605, 0.55% - 4.00%, 12/16/25 - 9/16/53)	62,224,423	62,000,000
0.85%, dated 4/27/15 due 9/3/15 (Collateralized by Corporate Obligations valued at $229,645,322, 0.35% - 7.94%, 4/25/19 - 10/25/46)	212,645,717	212,000,000
0.87%, dated 6/8/15 due 12/4/15 (Collateralized by U.S. Government Obligations valued at $9,288,856, 5.95% - 50.76%, 5/25/34 - 1/25/43)	9,039,585	9,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.89%, dated:
8/24/15 due 11/23/15 (Collateralized by Equity Securities valued at $402,676,349)	373,839,146	373,000,000
8/27/15 due 10/7/15 (Collateralized by Corporate Obligations valued at $270,033,375, 0.34% - 4.60%, 11/07/30 - 8/07/52)	250,253,403	250,000,000
Mizuho Securities U.S.A., Inc. at 0.91%, dated 7/20/15 due 10/19/15 (Collateralized by Corporate Obligations valued at $5,405,870, 1.95%, 10/25/37)	5,011,501	5,000,000
Wells Fargo Securities, LLC at 0.83%, dated 6/9/15 due 9/11/15 (Collateralized by Corporate Obligations valued at $107,426,201, 0.00% - 5.25%, 6/15/16 - 1/01/49)	100,216,722	100,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,011,000,000)		1,011,000,000
TOTAL INVESTMENT PORTFOLIO - 96.4%
(Cost $21,524,262,110)		21,524,262,110
NET OTHER ASSETS (LIABILITIES) - 3.6%		802,912,793
NET ASSETS - 100%		$22,327,174,903

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$227,226,000 due 9/01/15 at 0.14%
Citigroup Global Markets, Inc.	$14,924,000
Commerz Markets LLC	152,915,000
HSBC Securities (USA), Inc.	59,387,000
$227,226,000
$2,201,000 due 9/01/15 at 0.14%
Citibank NA	$315,472
J.P. Morgan Securities, Inc.	420,630
Merrill Lynch, Pierce, Fenner & Smith, Inc.	294,408
Societe Generale	371,293
Wells Fargo Securities LLC	799,197
$2,201,000

Income Tax Information

At August 31, 2015 the cost for Federal Income Tax Purposes was $21,524,262,110.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Cash Central Fund

August 31, 2015

1.805745.111
MCC-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 99.5%
	Principal Amount	Value
Alabama - 2.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.05% 9/1/15, VRDN (a)	$13,200,000	$13,200,000
Series 2014 B, 0.05% 9/1/15, VRDN (a)	7,500,000	7,500,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/8/15, VRDN (a)(b)	2,500,000	2,500,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.05% 9/1/15, VRDN (a)	15,000,000	15,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.05% 9/1/15, VRDN (a)(b)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.05% 9/1/15, VRDN (a)(b)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.05% 9/1/15, VRDN (a)(b)	61,565,000	61,565,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.05% 9/1/15, VRDN (a)(b)	10,790,000	10,790,000
		139,555,000
Alaska - 1.3%
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.) Series 1985, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)	15,405,000	15,405,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.01% 9/8/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	41,000,000	41,000,000
Series 1994 C, 0.01% 9/8/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	5,000,000	5,000,000
Series 2002, 0.01% 9/8/15, VRDN (a)	1,800,000	1,800,000
		63,205,000
Arizona - 0.6%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.02% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,010,000	14,010,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	2,900,325	2,900,325
(San Angelin Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
(San Martin Apts. Proj.) Series A1, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	2,300,000	2,300,000
(San Miguel Apts. Proj.) Series 2003, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	1,425,000	1,425,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 9/8/15, VRDN (a)	4,000,000	4,000,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	2,750,000	2,750,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		31,485,325
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.08% 9/8/15, LOC Fannie Mae, VRDN (a)	845,000	845,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.2% 9/8/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	4,000,000	4,000,000
		4,845,000
California - 8.3%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 0.03% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)(b)	9,600,000	9,600,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
California Gen. Oblig.:
Series 2004 A1, 0.01% 9/1/15, LOC Citibank NA, VRDN (a)	22,800,000	22,800,000
Series 2005 B3, 0.01% 9/8/15, LOC Barclays Bank PLC, VRDN (a)	5,600,000	5,600,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	18,160,000	18,160,000
California Infrastructure & Econ. Dev. Bank Rev.:
(Pacific Gas & Elec. Co. Proj.) Series 2009 D, 0.01% 9/1/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	8,800,000	8,800,000
(Pacific Gas and Elec. Co. Proj.) Series 2009 A, 0.01% 9/1/15, LOC MUFG Union Bank NA, VRDN (a)	8,600,000	8,600,000
California Muni. Fin. Auth. Rev. ( Sierra Univ. Proj.) Series 2008 A, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	26,200,000	26,200,000
Series 1997 B, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	121,200,000	121,200,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.02% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,900,000	6,900,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	5,135,000	5,135,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	12,400,000	12,400,000
Series 2001 W2, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	20,500,000	20,500,000
Series 2001 W3, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	17,100,000	17,100,000
(The Crossings at Elk Grove Apts.) Series H, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(b)	7,250,000	7,250,000
California Statewide Cmntys. Dev. Auth. Rev. (The Archer School for Girls, Inc. Proj.) Series 2005, 0.03% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	9,075,000	9,075,000
Irvine Impt. Bond Act of 1915 Series 2006 B, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,413,000	5,413,000
Irvine Ranch Wtr. District Rev. Series 2009 B, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.01% 9/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	20,144,000	20,144,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.05% 9/8/15, LOC Citibank NA, VRDN (a)(b)	2,500,000	2,500,000
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.05% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	16,000,000	16,000,000
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(b)	6,833,000	6,833,000
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.05% 9/8/15, LOC Citibank NA, VRDN (a)(b)	3,705,000	3,705,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(b)	1,450,000	1,450,000
(Mission Creek Cmnty. Proj.) Series B, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(b)	5,745,000	5,745,000
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	16,800,000	16,800,000
Univ. of California Revs. Participating VRDN Series MS 3066, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,993,250	10,993,250
		405,938,250
Colorado - 0.2%
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.02% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	10,700,000	10,700,000
Connecticut - 1.8%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.):
Series V1, 0.01% 9/1/15, VRDN (a)	21,600,000	21,600,000
Series V2, 0.01% 9/1/15, VRDN (a)	12,380,000	12,380,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 2012 D3, 0.02% 9/8/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	2,150,000	2,150,000
Series 2013 B5, 0.02% 9/8/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	8,660,000	8,660,000
Series 2008 E, 0.04% 9/8/15 (Liquidity Facility Bank of America NA), VRDN (a)(b)	1,200,000	1,200,000
Series 2009 A1, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	15,345,000	15,345,000
Series 2009 A2, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,500,000	2,500,000
Series 2011 C1, 0.02% 9/8/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	21,200,000	21,200,000
Series 2011 E4, 0.02% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	1,100,000	1,100,000
		86,135,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.14% 9/1/15, VRDN (a)(b)	1,300,000	1,300,000
Series 1988, 0.14% 9/1/15, VRDN (a)(b)	3,400,000	3,400,000
Series 1993 C, 0.15% 9/8/15, VRDN (a)	6,300,000	6,300,000
Series 1994, 0.14% 9/1/15, VRDN (a)(b)	2,900,000	2,900,000
Series 1999 B, 0.1% 9/8/15, VRDN (a)(b)	1,100,000	1,100,000
		15,000,000
District Of Columbia - 1.5%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	36,835,000	36,835,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.01% 9/1/15, LOC TD Banknorth, NA, VRDN (a)	34,870,000	34,870,000
		71,705,000
Florida - 9.0%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	21,195,000	21,195,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.01% 9/1/15, VRDN (a)(b)	20,900,000	20,900,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.03% 9/8/15, LOC Royal Bank of Canada, VRDN (a)(b)	23,615,000	23,615,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	8,905,000	8,905,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.01% 9/1/15, VRDN (a)	8,635,000	8,635,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(b)	2,675,000	2,675,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	5,810,000	5,810,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(b)	12,470,000	12,470,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.06% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	61,460,000	61,460,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.01% 9/1/15, VRDN (a)	51,800,000	51,800,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.02% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	18,585,000	18,585,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.01% 9/1/15, VRDN (a)	87,100,000	87,100,000
Miami-Dade County Series 2014 A, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,200,000	8,200,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.05% 9/8/15, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	2,600,000	2,600,000
North Broward Hosp. District Rev. Series 2005 A, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	4,400,000	4,400,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.06% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apts. Proj.) Series 2000 F, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	10,645,000	10,645,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	60,900,000	60,900,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	5,285,000	5,285,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	3,400,000	3,400,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	8,300,000	8,300,000
		438,280,000
Georgia - 1.0%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	8,500,000	8,500,000
Series 2005 B, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	3,045,000	3,045,000
Bartow County Dev. Auth. Rev. (VMC Specialty Alloys LLC Proj.) Series 2014, 0.1% 9/8/15, LOC Comerica Bank, VRDN (a)(b)	3,165,000	3,165,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.15% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.25% 9/1/15, VRDN (a)	24,000,000	24,000,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,355,000	7,355,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.05% 9/8/15, VRDN (a)(b)	1,100,000	1,100,000
		49,865,000
Hawaii - 0.0%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Illinois - 8.2%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.05% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	1,215,000	1,215,000
Chicago Midway Arpt. Rev. Series 2014 C, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,700,000	6,700,000
Chicago Wtr. Rev. Series 2004 A1, 0.1% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,200,000	19,200,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,100,000	3,100,000
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	32,500,000	32,500,000
(The Carle Foundation Proj.) Series 2009 B, 0.01% 9/8/15, LOC Northern Trust Co., VRDN (a)	8,900,000	8,900,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	19,800,000	19,800,000
Series 2009 E1, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	14,050,000	14,050,000
Series 2010 A, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	31,410,000	31,410,000
Series 2010 B, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	4,700,000	4,700,000
Participating VRDN Series Putters 3302, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,890,000	2,890,000
Series 2011 A, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	42,750,000	42,750,000
Series 2011 B, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	4,050,000	4,050,000
Illinois Gen. Oblig.:
Series 2003 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	4,100,000	4,100,000
Series 2003 B2:
0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	72,600,000	72,600,000
0.02% 9/8/15, LOC Royal Bank of Canada, VRDN (a)	47,000,000	47,000,000
Series 2003 B3, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	4,950,000	4,950,000
Series 2003 B6, 0.01% 9/8/15, LOC Northern Trust Co., VRDN (a)	18,000,000	18,000,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	10,800,000	10,800,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	7,200,000	7,200,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	19,585,000	19,585,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	23,200,000	23,200,000
		398,700,000
Indiana - 0.6%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,300,000	3,300,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 B, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	17,965,000	17,965,000
(Indiana Univ. Health Obligated Group Proj.) Series 2011 C, 0.01% 9/8/15, LOC Northern Trust Co., VRDN (a)	3,000,000	3,000,000
		30,265,000
Iowa - 0.8%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	5,640,000	5,640,000
Series 2009 B, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	8,010,000	8,010,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.08% 9/8/15, VRDN (a)(b)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev.:
(Des Moines Univ. Proj.) 0.01% 9/1/15, LOC BMO Harris Bank NA, VRDN (a)	4,900,000	4,900,000
(Saint Ambrose Univ. Proj.) 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,290,000	8,290,000
		38,840,000
Kansas - 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.1% 9/8/15, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.04% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	9,080,000	9,080,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,730,000	1,730,000
		17,810,000
Kentucky - 2.6%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	3,200,000	3,200,000
Series 2006 B, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	5,500,000	5,500,000
Series 2008 A, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	9,347,405	9,347,405
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.05% 9/8/15 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.05% 9/8/15 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.05% 9/8/15 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	3,200,000	3,200,000
Louisville & Jefferson County Series 2011 B, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	7,300,000	7,300,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.01% 9/1/15 (United Parcel Svc. of America, Inc. Guaranteed), VRDN (a)(b)	16,520,000	16,520,000
Series 1999 B, 0.02% 9/1/15 (United Parcel Svc. of America, Inc. Guaranteed), VRDN (a)(b)	42,500,000	42,500,000
Series 1999 C, 0.01% 9/1/15 (United Parcel Svc. of America, Inc. Guaranteed), VRDN (a)(b)	27,800,000	27,800,000
		126,417,405
Louisiana - 2.5%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.02% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	6,860,000	6,860,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.02% 9/8/15, VRDN (a)(b)	7,000,000	7,000,000
Series 2003, 0.02% 9/8/15, VRDN (a)(b)	3,000,000	3,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.02% 9/1/15, VRDN (a)(b)	28,000,000	28,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.03% 9/1/15, VRDN (a)(b)	50,000,000	50,000,000
Series 1993, 0.02% 9/1/15, VRDN (a)(b)	22,000,000	22,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.22% 9/8/15, VRDN (a)	7,800,000	7,800,000
		124,660,000
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	3,600,000	3,600,000
Participating VRDN Series 15 XF0130, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275,000	7,275,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 0.03% 9/8/15, LOC TD Banknorth, NA, VRDN (a)(b)	11,380,000	11,380,000
		25,255,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Series 2006 A, 0.01% 9/1/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,110,000	3,110,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Harvard Univ. Proj.) Series R, 0.01% 9/1/15, VRDN (a)	14,540,000	14,540,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,335,000	1,335,000
		18,985,000
Michigan - 0.1%
Michigan Fin. Auth. Rev. Series 22 A, 0.02% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	4,100,000	4,100,000
Minnesota - 0.4%
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.07% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C2, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	10,700,000	10,700,000
Series 2009 B2, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	5,900,000	5,900,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.07% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
		20,000,000
Mississippi - 2.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.01% 9/1/15, VRDN (a)(b)	18,100,000	18,100,000
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.01% 9/1/15, VRDN (a)	24,205,000	24,205,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.01% 9/1/15 (Chevron Corp. Guaranteed), VRDN (a)	60,810,000	60,810,000
Series 2007 C:
0.01% 9/1/15 (Chevron Corp. Guaranteed), VRDN (a)	5,800,000	5,800,000
0.01% 9/1/15 (Chevron Corp. Guaranteed), VRDN (a)	14,600,000	14,600,000
		123,515,000
Missouri - 1.8%
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,500,000	6,500,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 1999 B, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	21,335,000	21,335,000
Series 2008 A1, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	9,500,000	9,500,000
Series 2008 B1, 0.01% 9/1/15, LOC Barclays Bank PLC, VRDN(a)	17,050,000	17,050,000
Series 2008 B2, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	11,700,000	11,700,000
Series 2012, 0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	24,040,000	24,040,000
		90,125,000
Nebraska - 0.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2013 F, 0.01% 9/8/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	10,405,000	10,405,000
Series 2014 B, 0.01% 9/8/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	8,615,000	8,615,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.22% 9/8/15, VRDN (a)(b)	2,200,000	2,200,000
		21,220,000
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 C2, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	37,425,000	37,425,000
Series 2008 C3, 0.02% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	24,755,000	24,755,000
Series 2011 B1, 0.02% 9/8/15, LOC Citibank NA, VRDN (a)(b)	11,175,000	11,175,000
Series 2011 B2, 0.02% 9/8/15, LOC Royal Bank of Canada, VRDN (a)(b)	7,120,000	7,120,000
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,300,000	3,300,000
Series 2008 A, 0.03% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)(b)	7,200,000	7,200,000
		90,975,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.14% 9/8/15, VRDN (a)	1,800,000	1,800,000
Series 2012 A, 0.14% 9/8/15, VRDN (a)(b)	2,700,000	2,700,000
		4,500,000
New York - 25.0%
Nassau Health Care Corp. Rev. Series 2009 D1, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	5,320,000	5,320,000
New York City Gen. Oblig.:
Series 2004 H1, 0.01% 9/1/15, LOC Bank of New York, New York, VRDN (a)	8,130,000	8,130,000
Series 2006 H1, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	25,300,000	25,300,000
Series 2006 I3, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Series 2006 I5, 0.01% 9/1/15 (Liquidity Facility Bank of New York, New York), VRDN (a)	25,800,000	25,800,000
Series 2006 I8, 0.01% 9/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	28,030,000	28,030,000
Series 2012 D3A, 0.01% 9/1/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	9,600,000	9,600,000
Series 2013 A2, 0.01% 9/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	92,770,000	92,770,000
Series 2014 D3, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,310,000	12,310,000
Series 2015 F5, 0.01% 9/1/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,300,000	5,300,000
Series 2015 F6, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,000,000	10,000,000
Series 2104 1, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	47,500,000	47,500,000
Series D5, 0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	18,820,000	18,820,000
Series H2, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,150,000	11,150,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Granite Terrace Apts. Proj.) Series A, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	7,500,000	7,500,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	40,000,000	40,000,000
(Rivereast Apts. Proj.) Series A, 0.03% 9/8/15, LOC Freddie Mac, VRDN (a)(b)	25,850,000	25,850,000
Series 2002 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	3,600,000	3,600,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	7,265,000	7,265,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2006 AA-1B, 0.01% 9/1/15 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	2,120,000	2,120,000
Series 2008 B3, 0.01% 9/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	11,600,000	11,600,000
Series 2008 BB2, 0.01% 9/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	20,900,000	20,900,000
Series 2009 BB1, 0.01% 9/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,040,000	7,040,000
Series 2009 BB2, 0.01% 9/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,645,000	12,645,000
Series 2011 DD, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,400,000	11,400,000
Series 2012 B, 0.01% 9/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	6,200,000	6,200,000
Series 2014 AA:
0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	18,600,000	18,600,000
0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,230,000	10,230,000
0.01% 9/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	61,600,000	61,600,000
0.01% 9/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	22,770,000	22,770,000
Series 2014 BB4, 0.01% 9/1/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	6,300,000	6,300,000
Series 2015 BB, 0.01% 9/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	21,880,000	21,880,000
Series FF, 0.01% 9/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	23,000,000	23,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 15 XF0080, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,865,000	5,865,000
Series Putters 4043, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	26,775,000	26,775,000
Series 2003 A2, 0.01% 9/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	44,500,000	44,500,000
Series 2003 C1, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,600,000	2,600,000
Series 2013 A6, 0.01% 9/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,100,000	4,100,000
Series 2013 C4, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	61,015,000	61,015,000
Series 2014 D4, 0.01% 9/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,000,000	7,000,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0002, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	12,000,000	12,000,000
Series EGL 07 0066, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	15,000,000	15,000,000
Series ROC II R 11535, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	1,140,000	1,140,000
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	7,600,000	7,600,000
(350 West 43rd Street Hsg. Proj.):
Series 2002 A, 0.01% 9/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	9,120,000	9,120,000
Series 2004 A, 0.01% 9/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	13,800,000	13,800,000
(455 West 37th Street Hsg. Proj.) Series A, 0.01% 9/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	46,850,000	46,850,000
(505 West 37th Street Proj.):
Series 2008 A, 0.03% 9/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	12,700,000	12,700,000
Series 2009 A, 0.02% 9/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,000,000	1,000,000
Series 2009 B, 0.02% 9/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,460,000	10,460,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.03% 9/8/15, LOC Freddie Mac, VRDN (a)(b)	70,000,000	70,000,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 B, 0.02% 9/8/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,850,000	14,850,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)(b)	6,200,000	6,200,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	12,000,000	12,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)(b)	8,450,000	8,450,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)(b)	9,000,000	9,000,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.02% 9/8/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,350,000	5,350,000
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	8,700,000	8,700,000
Series 2004 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	28,800,000	28,800,000
Series 2012 A, 0.07% 9/8/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	8,400,000	8,400,000
Series 2013 A, 0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	19,135,000	19,135,000
Series 2014 A, 0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	20,950,000	20,950,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.01% 9/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	35,040,000	35,040,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C2, 0.01% 9/8/15, LOC Mizuho Bank Ltd., VRDN (a)(b)	19,000,000	19,000,000
Series 2010 A2, 0.01% 9/8/15, LOC Bank of Nova Scotia, VRDN (a)(b)	8,000,000	8,000,000
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	27,900,000	27,900,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B2, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	7,835,000	7,835,000
		1,223,325,000
North Carolina - 2.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2005 D, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	11,650,000	11,650,000
Series 2007 E, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	20,300,000	20,300,000
Series 2007 H, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	9,160,000	9,160,000
Series B, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,700,000	2,700,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series 15 XF0095, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,720,000	3,720,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 B, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	21,890,000	21,890,000
Participating VRDN Series RBC O 39, 0.02% 9/8/15 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,365,000	3,365,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	26,165,000	26,165,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.02% 9/8/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,000,000	5,000,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.08% 9/8/15, LOC Branch Banking & Trust Co., VRDN (a)(b)	1,650,000	1,650,000
		105,600,000
Ohio - 0.6%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	11,875,000	11,875,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.03% 9/8/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	15,200,000	15,200,000
		27,075,000
Oregon - 0.0%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.06% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	8,105,000	8,105,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.09% 9/8/15, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.03% 9/1/15, LOC Bank of Nova Scotia, VRDN (a)(b)	13,350,000	13,350,000
Chester County Intermediate Unit Rev. Series 2003, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	1,200,000	1,200,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	3,320,000	3,320,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.01% 9/1/15, LOC Bank of Nova Scotia, VRDN (a)(b)	14,250,000	14,250,000
Philadelphia Auth. for Indl. Dev. Rev. (NewCourtland Elder Svcs. Proj.) Series 2003, 0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	8,955,000	8,955,000
Somerset County Gen. Oblig. Series 2009 A, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	2,435,000	2,435,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.01% 9/1/15, LOC PNC Bank NA, VRDN (a)	14,700,000	14,700,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	5,505,000	5,505,000
		78,950,000
South Carolina - 0.7%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.16% 9/8/15, VRDN (a)(b)	2,100,000	2,100,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.01% 9/1/15, VRDN (a)	12,700,000	12,700,000
Series 1999 B, 0.02% 9/1/15, VRDN (a)(b)	7,700,000	7,700,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	8,400,000	8,400,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.04% 9/8/15, LOC TD Banknorth, NA, VRDN (a)(b)	3,365,000	3,365,000
		34,265,000
Tennessee - 5.2%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.02% 9/8/15, LOC Branch Banking & Trust Co., VRDN (a)	440,000	440,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	6,865,000	6,865,000
Series 2003, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	32,075,000	32,075,000
Series 2004, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	10,270,000	10,270,000
Series 2005, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	14,075,000	14,075,000
Series 2008, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	56,405,000	56,405,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)	6,695,000	6,695,000
Series 2002, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	22,085,000	22,085,000
Series 2004, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	32,570,000	32,570,000
Series 2006, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	72,760,000	72,760,000
		254,240,000
Texas - 8.5%
Austin Arpt. Sys. Rev. Series 2005 3, 0.03% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	21,700,000	21,700,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.02% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,700,000	8,700,000
Series 2002 A:
0.02% 9/1/15, LOC Bank of America NA, VRDN (a)(b)	10,000,000	10,000,000
0.02% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,300,000	4,300,000
(Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.04% 9/8/15, LOC PNC Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(b)	13,230,000	13,230,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series 15 XF008, 0.04% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,355,000	5,355,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.01% 9/1/15, VRDN (a)(b)	29,050,000	29,050,000
Gulf Coast Indl. Dev. Auth. Te Rev. (ExxonMobil Proj.) Series 2012, 0.01% 9/1/15, VRDN (a)	14,515,000	14,515,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Proj.):
Series 2000, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	22,900,000	22,900,000
Series 2002, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	25,000,000	25,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)	13,050,000	13,050,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,600,000	4,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 15 3, 0.03% 9/1/15 (Liquidity Facility JPMorgan Securities LLC) (a)(c)	2,300,000	2,300,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	3,700,000	3,700,000
Series 2008 B2, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	5,345,000	5,345,000
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series putters 3746 Z, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,485,000	10,485,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	6,400,000	6,400,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 0.01% 9/1/15, VRDN (a)(b)	15,300,000	15,300,000
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series RBC O 5, 0.02% 9/8/15 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 11885X, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	3,400,000	3,400,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.22% 9/8/15, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	37,950,000	37,950,000
Series 2001 B2, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	32,780,000	32,780,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.1% 9/8/15, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 9/1/15, VRDN (a)	550,000	550,000
Series 2004, 0.27% 9/8/15, VRDN (a)(b)	16,200,000	16,200,000
Series 2009 C, 0.3% 9/1/15, VRDN (a)	4,400,000	4,400,000
Series 2010 B, 0.3% 9/1/15, VRDN (a)	1,500,000	1,500,000
Series 2010 D, 0.3% 9/1/15, VRDN (a)	1,300,000	1,300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.02% 9/8/15, VRDN (a)(b)	1,000,000	1,000,000
Series 2002, 0.02% 9/8/15, VRDN (a)(b)	8,000,000	8,000,000
Series 2012, 0.03% 9/8/15 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,085,000	1,085,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.01% 9/1/15, LOC TD Banknorth, NA, VRDN (a)	5,500,000	5,500,000
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)	3,645,000	3,645,000
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.) Fund II Series 2005 B, 0.02% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	9,855,000	9,855,000
Participating VRDN Series MS 3390, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
Series 2015 B, 0.01% 9/8/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,900,000	2,900,000
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B2, 0.01% 9/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	19,200,000	19,200,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.01% 9/8/15, VRDN (a)	9,895,000	9,895,000
		416,850,000
Utah - 0.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 9/8/15, LOC Canadian Imperial Bank of Commerce, VRDN (a)	7,170,000	7,170,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 A, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	23,650,000	23,650,000
Series 2005 B, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,545,000	12,545,000
		43,365,000
Virginia - 1.9%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	19,005,000	19,005,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.02% 9/1/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	8,700,000	8,700,000
Series 1994 B, 0.02% 9/1/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1995, 0.02% 9/1/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1996 A, 0.02% 9/1/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 0.02% 9/1/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,300,000	9,300,000
Loudoun County Indl. Dev. Auth. Series 2013 A, 0.01% 9/8/15, VRDN (a)	19,430,000	19,430,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.01% 9/1/15, LOC Bank of New York, New York, VRDN (a)	9,270,000	9,270,000
		93,305,000
Washington - 1.4%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	2,200,000	2,200,000
Port of Seattle Rev. Series 2008, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000,000	10,000,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	24,570,000	24,570,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,700,000	2,700,000
Washington Gen. Oblig. Participating VRDN Series Clipper 05 39, 0.02% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,710,000	4,710,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Ballard Landmark Inn Proj.) Series 2015 A, 0.04% 9/8/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	4,700,000	4,700,000
(Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	17,640,000	17,640,000
(Urban Ctr. Apts. Proj.) Series 2012, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
		70,520,000
West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.03% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)(b)	7,525,000	7,525,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.03% 9/8/15, LOC Mizuho Bank Ltd., VRDN (a)(b)	4,500,000	4,500,000
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.02% 9/8/15, LOC Mizuho Bank Ltd., VRDN (a)(b)	15,300,000	15,300,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.02% 9/8/15, LOC Branch Banking & Trust Co., VRDN (a)	11,500,000	11,500,000
		38,825,000
Wisconsin - 0.2%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series 2015 ZF0216, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series 2011 B, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
		10,300,000
Wyoming - 0.3%
Converse County Envir. Impt. Rev. Series 1995, 0.23% 9/8/15, VRDN (a)(b)	3,100,000	3,100,000
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 9/8/15, VRDN (a)	1,500,000	1,500,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,500,000	3,500,000
Lincoln County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.22% 9/8/15, VRDN (a)	1,500,000	1,500,000
Series 1997 B, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	5,520,000	5,520,000
		15,120,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $4,867,220,980)		4,867,220,980

Other Municipal Debt - 0.5%
Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
0.48% tender 9/24/15, CP mode	1,800,000	1,800,000
0.5% tender 10/1/15, CP mode	1,500,000	1,500,000
		3,300,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.4% tender 9/28/15, CP mode	1,900,000	1,900,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.48% tender 9/24/15 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	3,200,000	3,200,000
		5,100,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 9/28/15, CP mode (b)	9,300,000	9,300,000
Series 1990 A1, 0.5% tender 10/2/15, CP mode (b)	2,800,000	2,800,000
Series 1990 B:
0.47% tender 9/28/15, CP mode	2,800,000	2,800,000
0.5% tender 9/25/15, CP mode	1,000,000	1,000,000
		15,900,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $24,300,000)		24,300,000
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,891,520,980)		4,891,520,980
NET OTHER ASSETS (LIABILITIES) - 0.0%		69,432
NET ASSETS - 100%		$4,891,590,412

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At August 31, 2015 the cost for Federal Income Tax Purposes was $4,891,520,980.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015